Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	19,000,000
Common stock, shares issued	27,198,214	758,967
Common stock, shares outstanding	27,198,214	758,967
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized		13,661,416
Redeemable convertible preferred stock, shares issued		13,661,416
Redeemable convertible preferred stock, shares outstanding		13,661,416